S000003423 [Member] Investment Strategy - Domini Impact Equity Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies:
Strategy Narrative [Text Block]	The Fund may invest in equity securities of companies of any market capitalization, but under normal circumstances, the Fund primarily invests in mid‑ and large-capitalization U.S. companies. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics, including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, and preferred shares. It is expected that at least 80% of the Fund’s assets will be invested in mid‑ to large-capitalization companies under normal market conditions.
The Fund may also invest in companies organized or traded outside the U.S. The Fund may have significant exposure to securities of issuers in the information technology, financials, consumer discretionary, and health care sectors.
Domini Impact Investments LLC (the “Adviser”), the Fund’s adviser, seeks to identify investment opportunities for the Fund that, in the Adviser’s view, create positive environmental and social outcomes for people and the planet, while also seeking competitive financial returns (“Impact Investing”). All of the investment selections made by the Adviser are based on the evaluation of environmental and social factors, including the core business in which a company engages and/or how a company treats its key stakeholders, such as its customers, employees, suppliers, ecosystems, local, national, and global communities, and/or investors (“environmental and social factors”).
The Fund may, but is not required to, invest in companies that, in addition to being evaluated by the Adviser on environmental and social factors, also demonstrate a commitment to sustainability solutions. The Adviser will consider a company to demonstrate a commitment to sustainability solutions if the Adviser determines, based on its analysis, that the company provides, invests in or creates products or services that seek to help: accelerate the transition to a low‑carbon future, contribute to the development of sustainable and resilient communities, promote a circular economy with sustainable production and consumption, provide access to clean water, support more sustainable food and agricultural systems, promote societal health and well-being, broaden financial inclusion and/or promote sustainable finance, or bridge the digital divide and/or support sustainable information and communication systems. A company that demonstrates a commitment to sustainability solutions is also evaluated on financial criteria.
A security will be sold if the Adviser determines that the company is no longer eligible for investment based on the Adviser’s ongoing evaluation of environmental and social factors, financial criteria, and/or the company no longer demonstrates a commitment to sustainability solutions, as applicable.
SSGA Funds Management, Inc. (the “Subadviser”), the Fund’s subadviser, will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Subadviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.